Members' Equity And Corporate Reorganization - Schedule of Capital Units (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Unit [Line Items]
Beginning Balance	$ (367,612)	$ (14,686,247)	$ 151,915	$ 613,520
Conversion of capital units into convertible preferred stock, Value	(10,681,040)
Issuance of capital units, net of issuance costs				1,562,842
Ending Balance	$ (12,004,778)	$ (1,792,079)	$ (14,686,247)	$ 151,915
Capital Units [Member]
Capital Unit [Line Items]
Beginning Balance, Shares	9,429,006	0	9,429,006	8,748,276
Beginning Balance	$ 10,681,040	$ 0	$ 10,681,040	$ 9,118,198
Conversion of capital units into convertible preferred stock, Shares	(9,429,006)		(9,429,006)
Conversion of capital units into convertible preferred stock, Value	$ (10,681,040)		$ (10,681,040)
Issuance of capital units, net of issuance costs,Shares				680,730
Issuance of capital units, net of issuance costs				$ 1,562,842
Ending Balance, Shares			0	9,429,006
Ending Balance			$ 0	$ 10,681,040
Class A1 Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		0	8,811,088	8,748,276
Beginning Balance		$ 0	$ 9,289,298	$ 9,118,198
Conversion of capital units into convertible preferred stock, Shares			(8,811,088)
Conversion of capital units into convertible preferred stock, Value			$ (9,289,298)
Issuance of capital units, net of issuance costs,Shares				62,812
Issuance of capital units, net of issuance costs				$ 171,100
Ending Balance, Shares			0	8,811,088
Ending Balance			$ 0	$ 9,289,298
Class B1 Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		0	514,932	0
Beginning Balance		$ 0	$ 1,329,024	$ 0
Conversion of capital units into convertible preferred stock, Shares			(514,932)
Conversion of capital units into convertible preferred stock, Value			$ (1,329,024)
Issuance of capital units, net of issuance costs,Shares				514,932
Issuance of capital units, net of issuance costs				$ 1,329,024
Ending Balance, Shares			0	514,932
Ending Balance			$ 0	$ 1,329,024
Class B1-A Capital Units
Capital Unit [Line Items]
Beginning Balance, Shares		0	102,986	0
Beginning Balance		$ 0	$ 62,718	$ 0
Conversion of capital units into convertible preferred stock, Shares			(102,986)
Conversion of capital units into convertible preferred stock, Value			$ (62,718)
Issuance of capital units, net of issuance costs,Shares				102,986
Issuance of capital units, net of issuance costs				$ 62,718
Ending Balance, Shares			0	102,986
Ending Balance			$ 0	$ 62,718